Cover	Jul. 19, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 19, 2024
Entity Registrant Name	KKR Private Equity Conglomerate LLC
Entity File Number	000-56540
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	88-4368033
Entity Address, Address Line One	30 Hudson Yards,
Entity Address, City	New York,
Entity Address, State	NY
Entity Address, Postal Zip Code	10001
City Area Code	(212)
Local Phone Number	750-8300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
No Trading Symbol Flag	true
Entity Central Index Key	0001957845
Amendment Flag	false